Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Loss

24. Accumulated Other Comprehensive Loss

The tables below summarize the changes in accumulated other comprehensive loss by component for the years ended December 31, 2024, 2023 and 2022:

			Defined Benefit
			Pension and
	Foreign Currency	Cash Flow	Postretirement
	Translation	Hedges	Plans	Other Reserves(1)	Total(2)
Balance at December 31, 2021	$833	$14	$850	$(751)	$946
Other comprehensive loss (income)	366	7	(110)	—	263
Balance at December 31, 2022	$1,199	$21	$740	$(751)	$1,209
Other comprehensive (income) loss	(410)	(5)	53	—	(362)
Balance at December 31, 2023	$789	$16	$793	$(751)	$847
Other comprehensive loss (income)	895	—	(87)	—	808
Reclassification from retained earnings	—	—	(209)	—	(209)
Balance at December 31, 2024	$1,684	$16	$497	$(751)	$1,446
(1)	This relates to a reverse acquisition reserve which arose on the creation of a new parent of the Company prior to the United Kingdom and Ireland listings.
(2)	All amounts are net of tax and noncontrolling interest.

A summary of the components of other comprehensive (loss) income, including noncontrolling interest, for the years ended December 31, 2024, 2023 and 2022, is as follows:

	Year ended December 31,
	2024			2023			2022
	Pre-Tax	Tax	Net of Tax	Pre-Tax	Tax	Net of Tax	Pre-Tax	Tax	Net of Tax
Foreign currency translation (loss) gain	$(895)	$—	$(895)	$410	$—	$410	$(366)	$—	$(366)
Defined benefit pension and other post-retirement benefit plans:
Net actuarial gain (loss) arising during year	19	(5)	14	(60)	13	(47)	14	(1)	13
Amortization and settlement recognition of net actuarial loss	59	(15)	44	40	(9)	31	33	(1)	32
Prior service credit (cost) arising during year	10	(2)	8	(5)	2	(3)	1	—	1
Amortization of prior service credit	(1)	—	(1)	(1)	—	(1)	(1)	—	(1)
Foreign currency gain (loss) – pensions	22	—	22	(33)	—	(33)	65	—	65
Derivatives:
Changes in fair value of cash flow hedges	—	—	—	5	—	5	(6)	—	(6)
Changes in fair value of cost of hedging	—	—	—	—	—	—	(1)	—	(1)
Consolidated other comprehensive (loss) income	(786)	(22)	(808)	356	6	362	(261)	(2)	(263)
Less: Other comprehensive loss (income) attributable to noncontrolling interests	—	—	—	—	—	—	—	—	—
Other comprehensive (loss) income attributable to common shareholders	$(786)	$(22)	$(808)	$356	$6	$362	$(261)	$(2)	$(263)